18. OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Financial Liabilities Tables
Summary of other financial liabilities
	Current		Non-current
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016
Not guaranteed	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	113,957,750	80,010,080	25,959,595	26,453,065
Obligations with the public (bonds) (***)	23,144,728	14,042,688	98,259,850	118,565,920
Finance lease	37,037	—	460,338	—
Hedge derivatives (*)	3,257,209	5,630,537	3,130,342	3,973,051
Non-hedge derivatives (**)	55,759	2,315,741	—	—
Total	140,452,483	101,999,046	127,810,125	148,992,036

(*) Please refer to Note 18.2 a

(**) Please refer to Note 18.2 b

(***) Please refer to Note 19

Loans from financial entities (non-derivatives)
a)	Loans from financial entities (non-derivatives), current as of December 31, 2017

										Maturity
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	Up to 90 days ThCh$	More than 90 days to 1 year ThCh$	Total ThCh$
99.527.300-4	Southern Brewing Company S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Chilean peso	At maturity	5.50%	5.50%	50,552	—	50,552
99.527.300-4	Southern Brewing Company S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	Chilean peso	At maturity	4.62%	4.62%	981,479	—	981,479
99.527.300-4	Southern Brewing Company S.A.	Chile	97.053.000-2	Banco Security S.A.	Chile	Chilean peso	At maturity	6.52%	6.52%	150,510	—	150,510
99.527.300-4	Southern Brewing Company S.A.	Chile	97.053.000-2	Banco Security S.A.	Chile	UF	At maturity	4.17%	4.17%	4,742	—	4,742
99.527.300-4	Southern Brewing Company S.A.	Chile	99.500.410-0	Banco Consorcio	Chile	Chilean peso	At maturity	5.46%	5.46%	218,647	—	218,647
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Chilean peso	At maturity	3.16%	3.16%	105,759	5,000,000	5,105,759
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.006.000-6	Banco de Credito e Inversiones	Chile	Chilean peso	At maturity	3.02%	3.02%	83,469	5,000,000	5,083,469
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US Dollar	At maturity	1.83%	1.83%	174,216	12,295,000	12,469,216
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Netherlands	Chilean peso	Semiannual	5.61%	5.28%	702,808	—	702,808
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.032.000-0	Banco BBVA Chile	Chile	US Dollar	At maturity	1.65%	1.65%	69,877	6,147,500	6,217,377
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.951.000-4	HSBC Banck Chile	Chile	US Dollar	At maturity	1.90%	1.90%	15,249	—	15,249
86.326.300-K	Viña Cono Sur S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US Dollar	At maturity	1.60%	1.60%	6,223,872	—	6,223,872
86.326.300-K	Viña Cono Sur S.A.	Chile	97.032.000-0	Banco BBVA Chile	Chile	Chilean peso	At maturity	3.09%	3.09%	10,003,433	—	10,003,433
0-E	Fetzer Vineyards, Inc.	USA	97.030.000-7	Banco del Estado de Chile	Chile	US Dollar	At maturity	2.06%	2.06%	7,037	6,454,875	6,461,912
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco BBVA Argentina	Argentina	US Dollar	At maturity	1.56%	1.56%	1,291,331	1,789,200	3,080,531
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco BBVA Argentina	Argentina	Argentine peso	Annual	21.80%	21.80%	581,325	—	581,325
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Citibank S.A	Argentina	Argentine peso	At maturity	30.00%	30.00%	187	—	187
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Credicoop	Argentina	US Dollar	At maturity	1.85%	1.85%	984,861	922,605	1,907,466
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Credicoop	Argentina	Argentine peso	Semiannual	27.30%	27.30%	3,395	168,118	171,513
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	Argentine peso	Annual	19.00%	19.00%	—	1,363,310	1,363,310
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Francés	Argentina	Argentine peso	At maturity	30.00%	30.00%	201,302	—	201,302
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Macro	Argentina	Argentine peso	At maturity	35.00%	35.00%	5,028	—	5,028
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco San Juan	Argentina	Argentine peso	At maturity	30.00%	30.00%	1,423	—	1,423
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco San Juan	Argentina	Argentine peso	Quarterly	17.00%	17.00%	81,433	167,169	248,602
0-E	VCT & DG México S.A.	Mexico	0-E	Banco Banamex	Mexico	Mexican peso	At maturity	1.90%	1.90%	3,277	2,064,519	2,067,796
0-E	VCT Brasil Imp. Y Export. Ltda.	Brazil	0-E	Banco Citibank S.A	Brazil	Brazilian Real	At maturity	9.30%	9.30%	942,108	—	942,108
0-E	VCT Brasil Imp. Y Export. Ltda.	Brazil	0-E	Banco Itau BBA S.A	Brazil	Brazilian Real	At maturity	13.89%	13.89%	—	3,849,422	3,849,422
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	US Dollar	At maturity	2.20%	2.20%	22,025,658	8,322,470	30,348,128
0-E	VCT USA, Inc.	USA	0-E	Rabobank Nederland, New York Branch	USA	US Dollar	Semiannual	3.81%	3.81%	131,834	15,368,750	15,500,584
Balances to date										45,044,812	68,912,938	113,957,750

b)	Loans from financial entities (non-derivatives), non-current as of December 31, 2017.

										Maturity
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	1 to 2 years ThCh$	2 to 3 years ThCh$	3 to 4 years ThCh$	4 to 5 years ThCh$	Over 5 years ThCh$	Total ThCh$
99.527.300-4	Southern Brewing Company S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Chilean peso	At maturity	6.96%	6.96%	153,148	—	—	—	—	153,148
99.527.300-4	Southern Brewing Company S.A.	Chile	97.053.000-2	Banco Security S.A.	Chile	Chilean peso	At maturity	7.32%	7.32%	—	—	—	—	163,805	163,805
99.527.300-4	Southern Brewing Company S.A.	Chile	97.053.000-2	Banco Security S.A.	Chile	UF	At maturity	4.17%	4.17%	183,609	—	—	—	778,354	961,963
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US dollar	At maturity	2.19%	2.19%	14,139,250	—	—	—	—	14,139,250
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.951.000-4	HSBC Banck Chile	Chile	US dollar	At maturity	1.90%	1.90%	6,147,500	—	—	—	—	6,147,500
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco San Juan	Argentina	Argentine peso	Quarterly	17.00%	17.00%	257,982	277,346	170,101	—	—	705,429
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	Us dollar	At maturity	2.90%	2.90%	3,688,500	—	—	—	—	3,688,500
Balances to date										24,569,989	277,346	170,101	—	942,159	25,959,595

c)	Loans from financial entities (non-derivatives), current as of December 31, 2016.

										Maturity
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	Up to 90 days ThCh$	More than 90 days to 1 year ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US dollar	At maturity	2.74%	2.56%	13,480,805	—	13,480,805
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	Chilean peso	Semiannual	5.61%	5.28%	721,923	693,250	1,415,173
90.227.000-0	Viña Concha y Toro S.A.	Chile	0-E	Coöperatieve Rabobank U.A. (Ex Banco Rabobank Chile)	Netherlands	US dollar	Semiannual	2.63%	2.39%	42,799	10,042,050	10,084,849
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	US dollar	At maturity	2.40%	2.40%	21,155	—	21,155
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	US dollar	At maturity	2.90%	2.90%	25,563	—	25,563
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	US dollar	At maturity	1.46%	1.46%	12,924	3,749,032	3,761,956
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	US dollar	At maturity	1.44%	1.44%	7,703,524	—	7,703,524
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	US dollar	Semiannual	2.25%	1.66%	4,631	6,694,700	6,699,331
0-E	VCT USA, Inc.	USA	0-E	Rabobank Nederland, New York Branch	USA	US dollar	At maturity	2.15%	2.15%	27,588	10,042,050	10,069,638
0-E	VCT USA, Inc.	USA	0-E	Rabobank Nederland, New York Branch	USA	US dollar	Semiannual	3.81%	3.81%	229,712	10,042,050	10,271,762
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Credicoop	Argentina	Argentine peso	Monthly	27.30%	27.30%	8,357	214,871	223,228
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Francés	Argentina	Argentine peso	At maturity	23.50%	23.50%	—	893,627	893,627
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Francés	Argentina	Argentine peso	Quarterly	27.50%	27.50%	1,555	68,815	70,370
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Francés	Argentina	Argentine peso	Monthly	27.00%	27.00%	8,103	280,877	288,980
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Francés	Argentina	Argentine peso	Annual	25.10%	25.10%	1,927	133,417	135,344
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Macro	Argentina	Argentine peso	At maturity	25.25%	25.25%	—	910,249	910,249
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Macro	Argentina	Argentine peso	Semiannual	15.25%	15.25%	120	24,075	24,195
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	Argentine peso	Quarterly	23.00%	23.00%	6,252	15,479	21,731
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	Argentine peso	Quarterly	23.00%	23.00%	22,877	58,548	81,425
0-E	VCT & DG México S.A.	Mexico	0-E	Banco Banamex	Mexico	Mexican peso	At maturity	6.57%	6.32%	1,428,875	—	1,428,875
0-E	VCT Brasil Imp. Y Export. Ltda	Brazil	0-E	Banco Citibank S.A	Brazil	Brazilian reales	At maturity	18.30%	15.25%	22,144	1,029,100	1,051,244
0-E	VCT Brasil Imp. Y Export. Ltda	Brazil	0-E	Banco Itau BBA S.A	Brazil	Brazilian reales	At maturity	18.44%	18.44%	187,964	4,116,400	4,304,364
0-E	Fetzer Vineyards, Inc.	USA	97.030.000-7	Banco del Estado de Chile	USA	US dollar	At maturity	0.97%	0.97%	4,354,486	—	4,354,486
0-E	Fetzer Vineyards, Inc.	USA	97.030.000-7	Banco del Estado de Chile	USA	US dollar	At maturity	1.56%	1.56%	10,328	2,677,878	2,688,206
Balances to date										22,296,938	43,804,542	80,010,080

d)	Loans from financial entities (non-derivatives), non-current as of December 31, 2016.

										Maturity
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	1 to 2 years ThCh$	2 to 3 years ThCh$	3 to 4 years ThCh$	4 to 5 years ThCh$	Over 5 years ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	Chilean peso	Semiannual	5.61%	5.28%	693,250	—	—	—	—	693,250
0-E	VCT USA, Inc.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	Chilean peso	Semiannual	5.61%	5.28%	20,699,537	4,016,820	—	—	—	24,716,357
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Francés	Argentina	Argentine peso	Monthly	27.00%	27.00%	280,877	280,877	—	—	—	561,754
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Francés	Argentina	Argentine peso	Annual	25.10%	25.10%	133,417	133,417	—	—	—	266,834
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Credicoop	Argentina	Argentine peso	Monthly	27.30%	27.30%	214,870	—	—	—	—	214,870
Balances to date										22,021,951	4,431,114	—	—	—	26,453,065